Contractual obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contractual Obligations
Balance at the beginning of the year	$ 132,160	$ 147,232
Revenues recognition upon ore delivery	(30,498)	(31,438)
Remeasurement adjustment	10,121	10,565
Accretion for the year	5,329	5,801
Balance at the end of year	117,112	132,160
Current	37,432	26,188
Non-current	$ 79,680	$ 105,972